Notes to consolidated cash flow statement	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to consolidated cash flow statement
41. Notes to consolidated cash flow statement
Operating activities
Other non-cash expenses/(income), net in the consolidated cash flow statement primarily include:
•for the year ended December 31, 2022: non-cash share-based compensation and bonuses earned by certain members of Zegna’s senior management team (which will be paid in 2024);
•for the year ended December 31, 2021: (i) €114,963 thousand relating to the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, (ii) €37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares, to be held in escrow, to the holders of IIAC class B shares, (iii) €16,290 thousand non-cash share-based compensation, and (iv) rent reductions received as a result of the COVID-19 pandemic and defined benefit obligations;
•for the year ended December 31, 2020: the effects of rent reductions received as a result of the COVID-19 pandemic.
The change in other operating assets and liabilities primarily relates to indirect taxes, accrued income and expenses, and deferred charges.
Non-cash investing activities
Non-cash investing activities primarily related to:
•acquisitions of right-of-use assets of €137,781 thousand in 2022 (€148,299 thousand in 2021 and €53,784 thousand in 2020);

•acquisitions of property, plant and equipment of €5,891 thousand in 2022 (€16,507 thousand in 2021 and nil in 2020); and
•acquisitions of intangible assets of €4,561 thousand in 2022 (€3,488 thousand in 2021 and nil in 2020).